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                                                                      -------------------------------
                                                                               OMB APPROVAL
                                                                      -------------------------------
                                                                      OMB Number:    3235-0006
                                                                      Expires:    February 28, 1997
                                  UNITED STATES                       Estimated average burden
                        SECURITIES AND EXCHANGE COMMISSION            hours per response . . . 24.60
                              WASHINGTON, D.C. 20549                  -------------------------------

                                                                         ---------------------------
                                                                                SEC USE ONLY
                                                                         ---------------------------
                                    FORM 13F

                                                                         ---------------------------

 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE
SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended  30 JUNE               19  99
                                                       --------------------      -------------
-----------------------------------------------------------------------------------------------------
                        (PLEASE READ INSTRUCTIONS BEFORE PREPARING FORM.)
-----------------------------------------------------------------------------------------------------
If amended report check here: / /

-----------------------------------------------------------------------------------------------------
Name of Institutional Investment Manager
1
MARTIN CURRIE INC
-----------------------------------------------------------------------------------------------------
Business Address       (Street)           (City)                    (State)           (Zip)         2
SALTIRE COURT, 20 CASTLE TERRACE, EDINBURGH, SCOTLAND, EH1 2ES
-----------------------------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.
Julian Livingston, Director, General Counsel.
011 44 131 479 4643
                                             ATTENTION
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       INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
                           SEE 18 U.S.C. 1001 AND 15 U.S.C 78ff(a).
-----------------------------------------------------------------------------------------------------
   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamend-ed items, statements and schedules remain true, correct and complete as previously submitted.
   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of EDINBURGH
                                                                                   -------------
 and State of    LOTHLAN, SCOTLAND on the     23         day of     JULY         19   99
                ------------------           -----------           -------------     -----

                                                  MARTIN CURRIE INC
                                                 ----------------------------------------------------
                                                       (Name of Institutional Investment Manager)

                                                                JULIAN LIVINGSTON
                                                 ----------------------------------------------------
                                                     (Manual Signature of Person Duly Authorized
                                                                 to Submit This Report)

Name and 13F numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (LIST IN ALPHABETICAL ORDER).

Name:                            13F File No.: 3  Name:                               13F File No.: 3
-----------------------------------------------------------------------------------------------------
1.                                                6.
-----------------------------------------------------------------------------------------------------
2.                                                7.
-----------------------------------------------------------------------------------------------------
3.                                                8.
-----------------------------------------------------------------------------------------------------
4.                                                9.
-----------------------------------------------------------------------------------------------------
5.                                                10.
-----------------------------------------------------------------------------------------------------

                                                                                      SEC 1685 (5/91)
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Page 1 of 5                            Name of Reporting Manager    Martin Currie Inc
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      Item 1:         Item 2:      Item 3:     Item 4:    Item 5: Item 6: Investment Discretion  Item 7:   Item 8: Voting Authority
 Name of Issuer    Title of Class   CUSIP       Fair    Shares of -----------------------------                            (Shares)
                                   Number      Market   Principal (a)Sole (B)Shared-   (c)Shared- Managers ------------------------
                                               Value     Amount              Defined as   Other     See    (a)Sole (b)Shared (c)None
                                                                             Instr. V             Instru. V
-----------------------------------------------------------------------------------------------------------------------------------
Allied Signal Inc  Common Stock   195121027   4,703,139    74,653     X                                       X
                   $1.00 pv
-----------------------------------------------------------------------------------------------------------------------------------
Molex Inc          Common Stock   6085541018  4,928,400   133,200     X                                       X
                   $0.05pv
-----------------------------------------------------------------------------------------------------------------------------------
CBS Corp           Common Stock   12490K1079  4,344,967    99,741     X                                       X
                   $1.00pv
-----------------------------------------------------------------------------------------------------------------------------------
Intel Corporation  Common Stock   4581401001  5,944,050    99,900     X                                       X
                   US$0.001
-----------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp     Common Stock   5949181045  8,623,729    95,620     X                                       X
                   US$0.000025
-----------------------------------------------------------------------------------------------------------------------------------
Texas Instruments  Common Stock   8825081040  5,227,200    36,300     X                                       X
Inc.               $1.00pv
-----------------------------------------------------------------------------------------------------------------------------------
Pepsico Inc        Capital Stock  7134481081  4,526,438   117,000     X                                       X
                   US$0.017
-----------------------------------------------------------------------------------------------------------------------------------
Sara Lee           Common Stock   8031111037  3,194,400   140,800     X                                       X
Corporation        $1 1/3pv
-----------------------------------------------------------------------------------------------------------------------------------
Bristol-Myers      Common Stock   1101221083  5,233,506    74,300     X                                       X
Squibb Company     $0.10pv
-----------------------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive  Common Stock   1941621039  4,713,225    47,850     X                                       X
Company            $1.00pv
-----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson  Common Stock   4781601046  5,664,400    57,800     X                                       X
                   $1.00pv
-----------------------------------------------------------------------------------------------------------------------------------
Time Warner Inc    Common Stock   8873151091  4,531,800    62,400     X                                       X
                   $1.00pv
-----------------------------------------------------------------------------------------------------------------------------------
Walgreen Company   Common Stock   9314221097  7,120,500   242,400     X                                       X
                   $0.3125
-----------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores    Common Stock   9311421039  6,004,906   124,454     X                                       X
Inc                US$0.10
-----------------------------------------------------------------------------------------------------------------------------------
Schering-Plough    Common Stock   8066051017  3,917,445    74,618     X                                       X
Corporation        U$1.00
-----------------------------------------------------------------------------------------------------------------------------------
Int'l Business     Common Shares  4592001014  8,814,850    68,200     X                                       X
Machines Corp      US$0.50
-----------------------------------------------------------------------------------------------------------------------------------
Merck & Co Inc     Common Stock   5893311077  5,786,925    78,600     X                                       X
                   npv
-----------------------------------------------------------------------------------------------------------------------------------
Union Pacific      Common Stock   9078181081  4,428,834    75,950     X                                       X
Coporation         US$2.50
-----------------------------------------------------------------------------------------------------------------------------------
Equifax Inc        Common Stock   2944291051  3,793,581   106,300     X                                       X
                   $2.50pv
-----------------------------------------------------------------------------------------------------------------------------------
          COLUMN TOTALS                    101,502,295
-----------------------------------------------------------------------------------------------------------------------------------
       AGGREGATE PAGE TOTALS               101,502,295
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
                                                                                                                   -----------------
                                                                                                                     (SEC USE ONLY)
Page 2 of 5                            Name of Reporting Manager    Martin Currie Inc
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      Item 1:         Item 2:      Item 3:     Item 4:    Item 5: Item 6: Investment Discretion  Item 7:  Item 8: Voting Authority
 Name of Issuer    Title of Class   CUSIP       Fair    Shares of -----------------------------                           (Shares)
                                   Number      Market   Principal (a)Sole (B)Shared-   (c)Shared- Managers ------------------------
                                               Value     Amount              Defined as    Other   See     (a)Sole (b)Shared (c)None
                                                                             Instr. V             Instru. V
------------------------------------------------------------------------------------------------------------------------------------
Freeport McMoRan   A Common Stock 35671D1054   3,588,051   214,212     X                                       X
Copper             $0.10pv
------------------------------------------------------------------------------------------------------------------------------------
American           Common Stock   268741073    6,894,300    58,800     X                                       X
International      $2.50pv
Group Inc
------------------------------------------------------------------------------------------------------------------------------------
Schlumberger       Common Stock   8068571086   2,346,884    36,850     X                                       X
Limited            US$0.01
------------------------------------------------------------------------------------------------------------------------------------
Marsh and          Common Stock   5717481023   5,510,050    72,800     X                                       X
McLennan           $1.00pv
------------------------------------------------------------------------------------------------------------------------------------
Bombardier         Class B (sub   0977512007  13,584,202   899,616     X                                       X
Incorporated       voting Stock)
------------------------------------------------------------------------------------------------------------------------------------
Southern Co        Common Stock   8425871071   3,998,850   150,900     X                                       X
                   $5.00pv
------------------------------------------------------------------------------------------------------------------------------------
Ameritech          Common Stock   309541011    4,645,200    63,200     X                                       X
Corporation        US$1.00
------------------------------------------------------------------------------------------------------------------------------------
Bell Atlantic      Common Shares  0778531097   4,824,675    73,800     X                                       X
Corp               $0.10pv
------------------------------------------------------------------------------------------------------------------------------------
Bank One           Common stock   06423A1034   5,336,800    89,600     X                                       X
Corporation        npv
------------------------------------------------------------------------------------------------------------------------------------
Bank of America    Common Stock   605051046    6,433,172    87,750     X                                       X
Corp               US$0.01
------------------------------------------------------------------------------------------------------------------------------------
First Union Corp   Common Stock   3373581053   3,786,494    80,350     X                                       X
                   US$3.333
------------------------------------------------------------------------------------------------------------------------------------
Transocean         Common Stock   8938171068   1,708,875    65,100     X                                       X
Offshore Inc       US$0.01
------------------------------------------------------------------------------------------------------------------------------------
FPL Group Inc      Common Stock   3025711041   3,001,644    54,950     X                                       X
                   U$0.01
------------------------------------------------------------------------------------------------------------------------------------
Philip Morris Cos  Common Stock   7181541076   3,307,431    82,300     X                                       X
Inc                US$0.3333pv
------------------------------------------------------------------------------------------------------------------------------------
Electronic Data    Common Stock   2856611049   4,532,831    80,050     X                                       X
Systems Corp       $0.01
------------------------------------------------------------------------------------------------------------------------------------
MediaOne Group     Common Stock   58440J1043   5,674,813    76,300     X                                       X
Inc                U$0.01
------------------------------------------------------------------------------------------------------------------------------------
General Electric   Common Stock   3696041033   7,535,066    66,682     X                                       X
Co                 $0.16pv
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Young & Rubicam    Common Stock   9874251054   3,557,756    78,300     X                                       X
Inc                U$0.01
------------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa SA  Spon GDR       40049J2069  21,774,394   485,900     X                                       X

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          COLUMN TOTALS                     213,543,782
------------------------------------------------------------------------------------------------------------------------------------
       AGGREGATE PAGE TOTALS                112,041,487
                                            -----------
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
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                                                                                                                     (SEC USE ONLY)
Page 3 of 5                            Name of Reporting Manager    Martin Currie Inc
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      Item 1:         Item 2:     Item 3:      Item 4:    Item 5: Item 6: Investment Discretion  Item 7:  Item 8: Voting Authority
 Name of Issuer    Title of Class  CUSIP        Fair    Shares of -----------------------------                           (Shares)
                                  Number       Market   Principal (a)Sole (B)Shared-   (c)Shared- Managers -------------------------
                                                Value     Amount             Defined as    Other   See     (a)Sole (b)Shared (c)None
                                                                             Instr. V             Instru. V
------------------------------------------------------------------------------------------------------------------------------------
Telefonos de       ADR            8794037809  15,140,222   187,350     X                                       X
Mexico
------------------------------------------------------------------------------------------------------------------------------------
Telebras           Reg S ADR      8792871001       1,753    28,040     X                                       X

------------------------------------------------------------------------------------------------------------------------------------
Sociedad Quimica   ADR            8336351056     774,713    21,900     X                                       X
Y Minera
------------------------------------------------------------------------------------------------------------------------------------
Telecom Argentina  Spon ADR        879273209     682,125    25,500     X                                       X

------------------------------------------------------------------------------------------------------------------------------------
Banco de Galicia   Spon ADR         59538207     850,500    42,000     X                                       X

------------------------------------------------------------------------------------------------------------------------------------
Vina Concha Y      ADR            9721911060    342,000      9,500     X                                       X
Tora SA
------------------------------------------------------------------------------------------------------------------------------------
MacMillan Bloedel  Common Stock   5547832090   1,842,344   104,205     X                                       X
Ltd                npv
------------------------------------------------------------------------------------------------------------------------------------
Telefonica Del     ADR             879384105     514,250    34,000     X                                       X
Peru
------------------------------------------------------------------------------------------------------------------------------------
Motorola Inc       Common Stock    620076109   4,262,850    45,000     X                                       X
                   $3.00pv
------------------------------------------------------------------------------------------------------------------------------------
Warner-Lambert Co  Common Stock   9344881076   4,106,578    59,408     X                                       X
                   $1.00pv
------------------------------------------------------------------------------------------------------------------------------------
Cisco Systems      Common Stock   17275R1023   5,019,681    77,900     X                                       X
                   $0.001
------------------------------------------------------------------------------------------------------------------------------------
Mobil Corporation  Common Stock   6070591028   7,277,875    73,700     X                                       X
                   US$1.00
------------------------------------------------------------------------------------------------------------------------------------
AT&T Corporation   Common Stock    001957109         167         3     X                                       X
                   $1.00
------------------------------------------------------------------------------------------------------------------------------------
Pharmacia &        Ordinary Share 7169411094   4,579,088    80,600     X                                       X
Upjohn Inc         U$0.01
------------------------------------------------------------------------------------------------------------------------------------
Compaq Computer    Common Stock   2044931002   2,191,094    92,500     X                                       X
                   USDO.01
------------------------------------------------------------------------------------------------------------------------------------
BCE Inc            Common Shares  05534B1094  28,972,481   601,713     X                                       X
                   npv
------------------------------------------------------------------------------------------------------------------------------------
Desc               ADS (rep 20    2503091017   8,563,563   378,500     X                                       X
                   Series C shs)
------------------------------------------------------------------------------------------------------------------------------------
America Online     Common Stock   02364J1043   2,486,000    22,600     X                                       X
Inc                US$0.01
------------------------------------------------------------------------------------------------------------------------------------
Chase Manhattan    Common Stock   16161A1088   4,498,000    52,000     X                                       X
Corp               $1.00
------------------------------------------------------------------------------------------------------------------------------------
          COLUMN TOTALS                     305,649,065
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       AGGREGATE PAGE TOTALS                 92,105,283
                                            -----------

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
                                                                                                                   -----------------
                                                                                                                     (SEC USE ONLY)
Page 4 of 5                            Name of Reporting Manager    Martin Currie Inc
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      Item 1:         Item 2:     Item 3:      Item 4:    Item 5: Item 6: Investment Discretion  Item 7:  Item 8: Voting Authority
 Name of Issuer    Title of Class  CUSIP        Fair    Shares of -----------------------------                           (Shares)
                                  Number       Market   Principal (a)Sole (B)Shared-   (c)Shared- Managers -------------------------
                                                Value     Amount             Defined as    Other   See     (a)Sole (b)Shared (c)None
                                                                             Instr. V             Instru. V
------------------------------------------------------------------------------------------------------------------------------------
Lucent             Common Stock   5494631071   4,639,700    68,800     X                                       X
Technologies       $0.01
------------------------------------------------------------------------------------------------------------------------------------
Royal Bank of      Common Stock   7800871021  17,117,880   263,352     X                                       X
Canada
------------------------------------------------------------------------------------------------------------------------------------
Alberta Energy     Common Stock   0128731050  13,369,440   282,652     X                                       X
Ltd                npv
------------------------------------------------------------------------------------------------------------------------------------
Grupo Financiero   ADR 144A       4004861062     849,305   118,000     X                                       X
Bancomer SA        (rep 20 shs)
------------------------------------------------------------------------------------------------------------------------------------
Fomento Economico  Spon ADR       3444191064   1,236,125    31,000     X                                       X
Mexicano
------------------------------------------------------------------------------------------------------------------------------------
Cifra SA           ADR            1717854053     508,251    26,500     X                                       X

------------------------------------------------------------------------------------------------------------------------------------
Aracruz            ADR            0384962041     506,000    23,000     X                                       X

------------------------------------------------------------------------------------------------------------------------------------
Electrobras        ON ADR         15234Q2075     655,550    70,000     X                                       X

------------------------------------------------------------------------------------------------------------------------------------
Compania Vale DO   Spon  ADR      2044121000     630,000    31,500     X                                       X
Rio Doce
------------------------------------------------------------------------------------------------------------------------------------
Unibanco           Spon GDR       90458E1073     649,688    27,000     X                                       X

------------------------------------------------------------------------------------------------------------------------------------
Petrobras          Spon ADR       71654V1017  17,559,993 1,140,400     X                                       X

------------------------------------------------------------------------------------------------------------------------------------
Comp Paranaense    Spon ADR       20441B4077     912,875   109,000     X                                       X
Energetica
------------------------------------------------------------------------------------------------------------------------------------
Compania Brasil    ADR            20440T2015     467,188    25,000     X                                       X
Dist Pao Acu
------------------------------------------------------------------------------------------------------------------------------------
Comp Cervejaria B  ADR            20440X1037   1,018,125    90,000     X                                       X
Brahma
------------------------------------------------------------------------------------------------------------------------------------
Tele Norte Leste   ADR            8792461068   2,172,555   117,040     X                                       X
Participacoes
------------------------------------------------------------------------------------------------------------------------------------
TELESP             ADR            87952K1007     801,540    35,040     X                                       X
Participacoes SA
------------------------------------------------------------------------------------------------------------------------------------
TELESP Celular     ADR            87952L1089     492,628    18,416     X                                       X
Partic
------------------------------------------------------------------------------------------------------------------------------------
Tele Centro Sul    ADR            8792391018   1,476,744    26,608     X                                       X
Participacoes
------------------------------------------------------------------------------------------------------------------------------------
Tele Sudeste       ADR            8792521044     522,000    18,000     X                                       X
Celular Partic
------------------------------------------------------------------------------------------------------------------------------------
          COLUMN  TOTALS                    371,234,651
------------------------------------------------------------------------------------------------------------------------------------
       AGGREGATE  PAGE TOTAL                 65,585,586
                                            -----------
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
                                                                                                                   -----------------
                                                                                                                     (SEC USE ONLY)
Page 5 of 5                            Name of Reporting Manager    Martin Currie Inc
------------------------------------------------------------------------------------------------------------------------------------
      Item 1:         Item 2:     Item 3:      Item 4:    Item 5: Item 6: Investment Discretion  Item 7:  Item 8: Voting Authority
 Name of Issuer    Title of Class  CUSIP        Fair    Shares of -----------------------------                           (Shares)
                                  Number       Market   Principal (a)Sole (B)Shared-   (c)Shared- Managers -------------------------
                                                Value     Amount             Defined as    Other   See     (a)Sole (b)Shared (c)None
                                                                             Instr. V             Instru. V
------------------------------------------------------------------------------------------------------------------------------------
Cementos Lima      Spon ADR       1512631003     218,775    14,169     X                                       X

------------------------------------------------------------------------------------------------------------------------------------
Minas              Spon ADR       2044481040     612,500    40,000     X                                       X
Buenaventura
------------------------------------------------------------------------------------------------------------------------------------
Comp de Telefonos  Spon ADR       2044493003   1,021,754    41,283     X                                       X
de Chile SA
------------------------------------------------------------------------------------------------------------------------------------
Quilmes            ADR            74838Y1082     569,250    46,000     X                                       X
Industrial SA
------------------------------------------------------------------------------------------------------------------------------------
Matav RT           Spon ADR       5597761098   2,255,000    82,000     X                                       X

------------------------------------------------------------------------------------------------------------------------------------
          COLUMN TOTALS                   1,291,619,664
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       AGGREGATE PAGE TOTAL                 920,385,013
                                            -----------
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